Income Taxes (Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Income Taxes
Balance
Acquisition	5,345
Increase in tax position of current year	22
Foreign currency translation adjustments	70
Balance	¥ 5,437